Summary of Business and Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Jan. 31, 2016
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years
Building and structural components
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	32 years
Building improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Minimum | Computers, equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Minimum | Capitalized internal-use software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	3 years
Maximum | Computers, equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	9 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	10 years
Maximum | Capitalized internal-use software development costs
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years